INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Small component parts	¥55,726	¥55,726	$8,418
Purchased goods and raw materials	51,617	59,328	8,962
Work in process and goods on site	1,842,411	5,155,215	778,758
Finished goods	4,702,883	2,888,096	436,281
Allowance for slow moving inventory	(4,024,663)	(1,399,524)	(211,415)
Total inventories, net	¥2,627,974	¥6,758,841	$1,021,004

Allowance For Doubtful Inventory [Table Text Block]
Movement of allowance for slow-moving inventories is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥5,398,179	¥4,024,663	$607,974
Charge to cost of sales	-	65,245	9,856
Less: write-off	(1,373,516)	(2,690,384)	(406,415)
Ending balance	¥4,024,663	¥1,399,524	$211,415